Organization, Liquidity and Management's Plan, and Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share (Detail) - shares
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	1,862,509	2,714,487
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	82,500
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	75,750
Common stock subject to repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	667,963	2,018,754
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	365,394
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded in calculation of diluted net loss per share	670,902	695,733